Cover Page	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2026
Entity Registrant Name	FIGMA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42761
Entity Tax Identification Number	46-2843087
Entity Address, Address Line One	760 Market Street, Floor 10
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94102
City Area Code	415
Local Phone Number	890-5404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	FIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001579878
Amendment Flag	false